Net debt - Reconciliation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Net debt
Cash paid on debt-related foreign exchange forward contracts	$ 9	$ 11
Cash inflow (outflow) for borrowings	532	(464)
Proceeds from new debt	1,232	0
Debt repayments	(700)	(464)	[1]
Cash outflow for derivatives	39	85
Cash outflow on forward contract derivatives and debt related interest rate hedges	9	49
Cash outflow from payment of interest on derivatives	30	36
Cash outflow for leases	223	216
Capital element of lease payments	192	185	[1]	$ 195	[1]
Interest element of lease payments	31	31		$ 30
Book value	5,408	4,619
Bond debt
Net debt
Book value	4,748	3,122
Fair market value	$ 4,814	$ 3,105

[1]	Refer to foreign currency translation in material accounting policies section